Capital Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Summary of Capital Assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2020	$4,567	$8,558	$32,417	$3,223	$48,765
Additions	—	214	295	550	1,059
Disposals	—	(1,380)	(2,791)	(404)	(4,575)
Effect of foreign exchange differences	—	(43)	(17)	(4)	(64)
Balance at December 31, 2020	$4,567	$7,349	$29,904	$3,365	$45,185
Additions	—	—	99	13	112
Disposals	—	(399)	(1,516)	(306)	(2,221)
Sold - discontinued operations (note 6)	—	(6,324)	(21,525)	(2,256)	(30,105)
Effect of foreign exchange differences	—	(107)	(45)	(9)	(161)
Balance at December 31, 2021	$4,567	$519	$6,917	$807	$12,810

Accumulated depreciation
Balance at January 1, 2020	$609	$3,429	$20,796	$2,460	$27,294
Depreciation expense	195	710	1,450	424	2,779
Disposals	—	(1,380)	(2,527)	(404)	(4,311)
Impairments (note 25)	—	167	498	—	665
Effect of foreign exchange differences	—	(25)	(9)	1	(33)
Balance at December 31, 2020	$804	$2,901	$20,208	$2,481	$26,394
Depreciation expense	195	268	662	243	1,368
Impairments (note 6)	—	—	22	—	22
Disposals	—	(400)	(1,301)	(306)	(2,007)
Sold - discontinued operations (note 6)	—	(2,400)	(14,281)	(1,744)	(18,425)
Effect of foreign exchange differences	—	(12)	(7)	(6)	(25)
Balance at December 31, 2021	$999	$357	$5,303	$668	$7,327

Carrying amounts
At December 31, 2021	$3,568	$162	$1,614	$139	$5,483
At December 31, 2020	3,763	4,448	9,696	884	18,791